Note 7 - Derivative Financial Instruments - Gain (Loss) Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pre-tax gain (loss) recognized in OCI	$ 9,005	$ (19,908)
Revenue	547,542	285,235
Cost of products sold	504,457	244,248
Total	21,344	14,066
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Revenue	(4,116)
Total		(21,120)
Hot-rolled Coil Future Contracts [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Revenue	(4,116)	(31,753)
Cost of products sold		10,633
Hot-rolled Coil Future Contracts [Member] | Designated as Hedging Instrument [Member]
Pre-tax gain (loss) recognized in OCI	$ 9,005	$ (19,908)